Earnings per share (Computations of ordinary shares outstanding, excluding nonvested restricted stock) (Details) - shares	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Earnings Per Share [Abstract]
Ordinary share issued (in shares)	138,847,345	141,847,345	151,847,345
Treasury shares (in shares)	(8,448,807)	(10,263,856)	(9,172,681)
Ordinary shares outstanding (in shares)	130,398,538	131,583,489	142,674,664
Shares of unvested restricted stock (in shares)	(2,552,346)	(2,354,318)	(2,429,442)
Ordinary shares outstanding, excluding shares of unvested restricted stock (in shares)	127,846,192	129,229,171	140,245,222